7. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Stock option transactions and the number of stock options

Stock option transactions and the number of stock options for the year ended December 31, 2017 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2016	Granted	Exercised	cancelled	2017
January 27, 2017	$0.30	100,000	-	-	(100,000)	-
April 10, 2017	$0.30	720,000	-	-	(720,000)	-
July 15, 2017	$0.10	300,000	-	-	(300,000)	-
October 16, 2018	$0.10	1,145,000	-	-	-	1,145,000
March 3, 2019	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	1,575,000	-	-	-	1,575,000
April 26, 2022	$0.10	-	1,310,000	-	-	1,310,000
Options outstanding		6,055,000	1,310,000	-	(1,120,000)	6,245,000
Options exercisable		6,055,000	1,310,000	-	(1,120,000)	6,245,000
Weighted average exercise price		$0.15	$0.10	$0	$0.25	$0.12

As of December 31, 2017, the weighted average contractual remaining life is 2.85 years (December 31, 2016 –2.88 years).

Stock options transactions and the number of stock options for the year ended December 31, 2016 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2015	Granted	Exercised	cancelled	2016
January 27, 2017	$0.30	100,000	-	-	-	100,000
April 10, 2017	$0.30	720,000	-	-	-	720,000
July 15, 2017	$0.10	300,000	-	-	-	300,000
October 16, 2018	$0.10	1,345,000	-	(200,000)	-	1,145,000
March 3, 2019	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	-	1,575,000	-	-	1,575,000
Options outstanding		4,680,000	1,575,000	(200,000)	-	6,055,000
Options exercisable		4,455,000	1,575,000	(200,000)	-	6,055,000
Weighted average exercise price		$0.14	$0.18	$0.10	$0	$0.15

Stock options transactions and the number of stock options for the year ended December 31, 2015 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2014	Granted	Exercised	cancelled	2015
July 8, 2015	$0.35	770,000	-	-	(770,000)	-
July 15, 2015	$0.35	10,000	-	-	(10,000)	-
January 27, 2017	$0.30	100,000	-	-	-	100,000
April 10, 2017	$0.30	755,000	-	-	(35,000)	720,000
July 15, 2017	$0.10	-	300,000	-	-	300,000
October 16, 2018	$0.10	1,400,000	-	-	(55,000)	1,345,000
March 3, 2019	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	-	2,015,000	-	-	2,015,000
Options outstanding		3,235,000	2,315,000	-	(870,000)	4,680,000
Options exercisable		3,235,000	2,090,000	-	(870,000)	4,455,000

Weighted average exercise price		$0.22	$0.10	$0	$0.33	$0.14